Related Parties (Tables)	12 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
Schedule of Related Parties

a) Related-party transactions

	Assets		Liabilities
	2026	2025	2026	2025
Compensation plans
Management	1,584	1,380	-	-
	1,584	1,380	-	-
Other
Cresud (b)	1,303	991	2,646	2,694
Helmir S.A. (c)	406	451	7,580	5,707
	1,709	1,442	10,226	8,401
Total – Related parties	3,293	2,822	10,226	8,401

Schedule of General and Administrative Expenses

b) Management compensation

Management compensation is recorded under “General and administrative expenses”, as follows:

	2026	2025	2024
Board of directors and executive board compensation	13,526	12,433	11,583
Bonus	1,822	2,135	1,754
Overall compensation	15,348	14,568	13,337
Share grants	1,025	1,025	1,025
	16,373	15,593	14,362